INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INVENTORIES [Abstract]
Raw materials	$ 3,833	$ 2,747
Work in progress	2,157	3,885
Finished goods	808	640
Inventories	6,798	7,272
Write-offs of inventories	$ 313	$ 72	$ 136